ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consist of the following:

	December 31,
	2023	2024
	US$’000	US$’000
Accrued operating expenses	669	1,145
Deposits	204	204
Advances from customers	1,870	323
Unrealized losses on commodity future contracts, at fair value	–	14
GST payables	6	5
Other payables – Third parties	5	–
Other payables – Related parties *	1,096	545
	3,850	2,236

*	The amounts due to related parties are unsecured, including:
1)

On January 1, 2023, an agreement was entered into with the spouse of the Chairwoman and executive director for a loan of US$1,500,000 to the Company. The loan bears interest at 10% per annum and has no fixed term of repayment. Partial repayments were made during the year ended December 31, 2023, and the outstanding balance as of December 31, 2023 and 2024, was US$1,095,630; On December 31, 2024, supplementary agreement was signed, under which repayment of the outstanding balance is to be made after 2025 or at a later date. As a result, the amount has been reclassified as a non-current liability under the amount due to a related party;

2)	The Company had received advances of US$452,865 from another related party, which were free of interest and fully repaid on January 8, 2025; and
3)	Payables to the Company’s overseas office, which is a related party, represented certain expenses paid by the overseas office on behalf of the Company in the normal course of its operation.